UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10333

Name of Fund: BlackRock Municipal Income Investment Trust (BBF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income Investment Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2014

Date of reporting period: 04/30/2014

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2014 (Unaudited)	BlackRock Municipal Income Investment Trust (BBF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 0.3%
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	$275	$291,668

Alaska — 0.2%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 5.00%, 6/01/46	330	239,567

California — 15.0%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	1,315	1,487,304
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	890	988,559
Kern Community College District, GO, Safety, Repair & Improvement, Election of 2002, Series C, 5.50%, 11/01/33	775	903,480
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	1,750	1,966,352
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	1,600	1,821,072
State of California, GO, Various Purposes, 6.00%, 3/01/33	1,275	1,528,138
State of California Public Works Board, LRB:
Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	400	447,544
Various Capital Projects, Series I, 5.50%, 11/01/31	1,600	1,863,840
Various Capital Projects, Series I, 5.50%, 11/01/33	1,500	1,739,430
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/40	300	344,604
University of California, Refunding RB, The Regents of Medical Center, Series J, 5.25%, 5/15/38	1,780	1,963,020

		15,053,343

Municipal Bonds	Par (000)	Value

Colorado — 2.3%
City & County of Denver Colorado Airport System, ARB, Sub-System, Series B, 5.25%, 11/15/32	$1,000	$1,108,370
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiative, Series A, 5.50%, 7/01/34	1,095	1,241,697

		2,350,067

Florida — 6.0%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	265	295,178
County of Miami-Dade Florida, RB, Seaport, Series A, 6.00%, 10/01/38	3,800	4,362,514
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/32	570	636,234
Watergrass Community Development District, Special Assessment Bonds, Series B, 5.13%, 11/01/14	820	763,633

		6,057,559

Georgia — 1.9%
Municipal Electric Authority of Georgia, Refunding RB, Project One, Sub-Series D, 6.00%, 1/01/23	1,565	1,854,118

Illinois — 22.2%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien, Series C, 6.50%, 1/01/41	2,955	3,428,509
City of Chicago Illinois, Refunding RB, Series A:
Sales Tax, 5.25%, 1/01/38	385	408,397
Waterworks, Second Lien (AMBAC), 5.00%, 11/01/36	1,000	1,038,560
City of Chicago Illinois Transit Authority, RB:
5.25%, 12/01/31	1,060	1,156,057
Sales Tax Receipts, 5.25%, 12/01/36	1,000	1,074,290
Sales Tax Receipts, 5.25%, 12/01/40	1,000	1,067,570
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	1,000	1,102,510
5.25%, 12/01/43	3,500	3,724,875

BlackRock Municipal Income Investment Trust	April 30, 2014	1

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Illinois (concluded)
Illinois Finance Authority, RB:
Carle Foundation, Series A, 6.00%, 8/15/41	$1,000	$1,124,000
Rush University Medical Center, Series B, 7.25%, 11/01/30	1,600	1,915,312
Illinois Finance Authority, Refunding RB, Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	1,900	2,195,165
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	690	804,126
6.00%, 6/01/28	195	226,282
State of Illinois, GO:
5.25%, 2/01/31	475	515,731
5.25%, 2/01/32	1,000	1,079,100
5.50%, 7/01/33	1,000	1,095,640
5.50%, 7/01/38	210	229,083

		22,185,207

Indiana — 2.5%
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	2,210	2,481,410

Kansas — 1.8%
Kansas Development Finance Authority, Refunding RB, Adventist Health System/Sunbelt Obligated Group, Series C, 5.50%, 11/15/29	1,600	1,803,664

Kentucky — 0.6%
County of Louisville & Jefferson Kentucky Metropolitan Government Parking Authority, RB, Series A, 5.75%, 12/01/34	500	587,900

Louisiana — 1.4%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	715	795,273
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 5/15/29	600	652,266

		1,447,539

Municipal Bonds	Par (000)	Value

Maine — 1.4%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 7.50%, 7/01/32	$1,270	$1,451,813

Massachusetts — 1.1%
Massachusetts Health & Educational Facilities Authority, RB, Tufts University, Series O, 5.38%, 8/15/38	1,000	1,131,930

Michigan — 3.4%
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	915	1,036,924
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 6.00%, 10/15/38	1,000	1,144,260
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	995	1,220,387

		3,401,571

Mississippi — 2.4%
Mississippi Development Bank, RB, Special Obligation, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	1,000	1,288,850
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 8/01/38	1,000	1,121,290

		2,410,140

Nevada — 5.0%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	1,600	1,849,072
County of Clark Nevada, GO, Limited Tax, 5.00%, 6/01/38	1,000	1,057,840
County of Clark Nevada Airport System, ARB, Series B, 5.75%, 7/01/42	1,825	2,091,121

		4,998,033

New Jersey — 4.4%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	1,140	1,212,972

BlackRock Municipal Income Investment Trust	April 30, 2014	2

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey (concluded)
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.50%, 6/15/39	$1,485	$1,657,438
Transportation System, Series A, 5.88%, 12/15/38	1,295	1,504,971

		4,375,381

New York — 7.0%
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012, Series A, 5.75%, 2/15/47	1,000	1,110,470
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/44	1,000	1,092,140
New York Liberty Development Corp., Refunding RB, 2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	980	1,065,868
State of New York Dormitory Authority, ERB, Series B, 5.25%, 3/15/38	3,250	3,700,580

		6,969,058

Ohio — 3.6%
County of Allen Ohio Hospital Facilities, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 6/01/38	1,565	1,673,189
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 2/15/30	790	891,254
5.25%, 2/15/31	885	992,749

		3,557,192

Pennsylvania — 5.1%
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 4/01/39	500	569,540
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/44	360	386,946
Sub-Series A, 5.63%, 12/01/31	1,250	1,386,387
Sub-Series A, 6.00%, 12/01/41	1,500	1,648,560

Municipal Bonds	Par (000)	Value

Pennsylvania (concluded)
Township of Bristol Pennsylvania School District, GO, 5.25%, 6/01/37	$1,000	$1,096,000

		5,087,433

South Carolina — 1.4%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	1,190	1,355,196

Texas — 12.5%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, 6.00%, 1/01/41	1,670	1,842,244
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 3/01/37	745	837,894
Conroe Texas ISD, GO, School Building, Series A, 5.75%, 2/15/35	890	1,017,003
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	1,905	2,255,692
Lower Colorado River Authority, Refunding RB:
5.50%, 5/15/19 (a)	90	108,089
5.50%, 5/15/33	1,910	2,089,750
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 9/01/41	1,000	1,126,300
North Texas Tollway Authority, Refunding RB, 1st Tier System, Series K-1 (AGC), 5.75%, 1/01/38	1,000	1,134,330
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	340	382,007
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,505	1,717,837

		12,511,146

Virginia — 1.5%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	280	305,074

BlackRock Municipal Income Investment Trust	April 30, 2014	3

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Virginia (concluded)
Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (a)	$1,000	$1,241,590

		1,546,664

Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Series C, 5.25%, 4/01/39	1,675	1,781,446

Total Municipal Bonds — 104.8%		104,929,045

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)

California — 19.5%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (c)	1,995	2,261,811
Grossmont Union High School District, GO, Election of 2008, Series B, 5.00%, 8/01/40	2,400	2,569,848
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/39 (c)	2,630	2,990,468
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/33	3,898	4,630,474
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	400	445,384
San Diego Public Facilities Financing Authority Water, RB, Series B, 5.50%, 8/01/39	4,214	4,871,586
University of California, RB, Series O, 5.75%, 5/15/34	1,500	1,748,120

		19,517,691

District of Columbia — 3.7%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (c)	1,395	1,636,925

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value

District of Columbia (concluded)
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 5.50%, 10/01/39	$1,799	$2,024,933

		3,661,858

Illinois — 3.2%
State of Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/38	2,800	3,231,872

Nevada — 5.2%
County of Clark Nevada Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	2,500	2,899,725
Series B, 5.50%, 7/01/29	1,994	2,337,810

		5,237,535

New Hampshire — 1.2%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (c)	1,094	1,242,095

New Jersey — 4.0%
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC), 5.00%, 12/15/32	2,000	2,203,260
Series B, 5.25%, 6/15/36 (c)	1,640	1,780,057

		3,983,317

New York — 13.2%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	1,410	1,614,645
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series FF, 5.00%, 6/15/45	1,500	1,602,607
Series FF-2, 5.50%, 6/15/40	1,995	2,259,343
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	1,500	1,663,901
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	2,205	2,379,989

BlackRock Municipal Income Investment Trust	April 30, 2014	4

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value

New York (concluded)
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (c)	$1,300	$1,437,917
New York State Dormitory Authority, ERB, Personal Income Tax, Series B, 5.25%, 3/15/38	2,000	2,277,280

		13,235,682

Texas — 5.4%
City of San Antonio Texas Public Service Board, Refunding RB, Series A, 5.25%, 2/01/31 (c)	2,025	2,292,926
County of Harris Texas Cultural Education Facilities Finance Corp., RB, Texas Children's Hospital Project, 5.50%, 10/01/39	2,750	3,136,843

		5,429,769

Virginia — 1.0%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	899	987,517

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 56.4%		56,527,336

Total Long-Term Investments (Cost — $146,013,859) — 161.2%		161,456,381

Short-Term Securities	Shares	Value

FFI Institutional Tax-Exempt Fund, 0.03% (d)(e)	486,715	$486,715

Total Short-Term Securities (Cost — $486,715) — 0.5%		486,715

Total Investments (Cost — $146,500,574*) — 161.7%		161,943,096
Other Assets Less Liabilities — 2.0%		2,105,421
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (29.6%)		(29,688,683)
VRDP Shares, at Liquidation Value — (34.1%)		(34,200,000)

Net Assets Applicable to Common Shares — 100.0%		$100,159,834

*	As of April 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$117,352,751
Gross unrealized appreciation	$15,004,430
Gross unrealized depreciation	(96,361)
Net unrealized appreciation	$14,908,069

Notes to Schedule of Investments
(a)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Represent bonds transferred to a TOB. In exchange for which the Trust acquired residual interest certificates. These bonds serve as collateral in a financing transaction.
(c)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire from October 1, 2016 to November 15, 2019 is $7,865,394.
(d)	Investments in issuers considered to be an affiliate of the Trust during the period ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at April 30, 2014	Income

FFI Institutional Tax-Exempt Fund	4,710,703	(4,223,988)	486,715	$ 554

(e)	Represents the current yield as of report date.

BlackRock Municipal Income Investment Trust	April 30, 2014	5

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)

Portfolio Abbreviations
AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
LRB	Lease Revenue Bonds
RB	Revenue Bonds
S/F	Single-Famiily

•	Financial futures contracts outstanding as of April 30, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(87)	10-Year U.S Treasury Note	Chicago Board of Trade	June 2014	$10,824,703	$(9,964)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and derivative financial instruments, please refer to the Trust's most recent financial statements as contained in its semi-annual report.

BlackRock Municipal Income Investment Trust	April 30, 2014	6

Schedule of Investments (concluded)	BlackRock Municipal Income Investment Trust (BBF)

The following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$161,456,381	—	$161,456,381
Short-Term Securities	$486,715	—	—	486,715
Total	$486,715	$161,456,381	—	$161,943,096

[1]	See above Schedule of Investments for values in each state or political subdivision.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(9,964)	—	—	$(9,964)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Trust's assets and/or liabilities approximates fair value for financial reporting purposes. As of April 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$134,000	—	—	$134,000
Liabilities:
TOB trust certificates	—	$(29,682,276)	—	(29,682,276)
VRDP Shares	—	(34,200,000)	—	(34,200,000)
Total	$134,000	$(63,882,276)	—	$(63,748,276)

There were no transfers between levels during the period ended April 30, 2014.

BlackRock Municipal Income Investment Trust	April 30, 2014	7

Item 2 –	Controls and Procedures
2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Investment Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Investment Trust

Date: June 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Investment Trust

Date: June 23, 2014

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Investment Trust

Date: June 23, 2014